Reclassifications Out of Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

18.  Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

During the year ended 31 March 2014, there were no reclassifications out of Accumulated other comprehensive income:

(Millions of US dollars)	Pension and Post-Retirement Benefit Adjustment	Unrealised Gain (Loss) on Investments	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2013	$(0.3)	$-	$-	$47.7	$47.4
Other comprehensive loss before reclassifications	-	-	-	(15.2)	$(15.2)
Cash flow hedges	-	-	0.9	-	0.9

Net current-period other comprehensive loss	-	-	0.9	(15.2)	(14.3)

Balance at 31 March 2014	$(0.3)	$-	$0.9	$32.5	$33.1